Carl A. Algermissen
Vice President &
Associate Counsel

August 7, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:   Oppenheimer International Diversified Fund (the "Registrant")
      File Nos. 333-125805; 811-21775

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the  Securities  Act of 1933,  as amended,  this is to certify that the  Prospectus  and  Statement of  Additional  Information  that would have been filed pursuant  to Rule  497(c)  would  not  have  differed  from  that  contained  in the text of
Post-Effective  Amendment  No. 1 to the  Registrant's  Registration  Statement on Form N-1A,
which was filed  electronically  with the  Securities  and Exchange  Commission on August 1,
2006.

Sincerely,

/s/ Carl A. Algermissen
--------------------------------
Carl A. Algermissen
Vice President &
Associate Counsel

cc:  Mayer, Brown, Rowe & Maw
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann